Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Installment Loans, fair value	¥ 14,735	¥ 19,232
Investment in securities, measured at fair value	34,031	24,894
Other assets, measured at fair value	15,242	22,116
Policy Liabilities and Policy Account Balances	¥ 517,019	¥ 605,520